Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Related Party Transactions

19. Related Party Transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The table below sets forth major related parties and their relationships with the Group:

Company Name	Relationship with the Group
Sequoia Capital Investment Management (Tianjin) Co., Ltd.	Affiliate of shareholder of the Group

Wanjia Win-Win	Investee of Gopher Asset Management Co., Ltd. (“Gopher Assets”)

Zhejiang Vanke-Noah Asset Management Co., Ltd. (“Zhejiang Vanke”)	Investee of Gopher Assets

Shanghai Dingnuo Technology Co., Ltd. (“Dingnuo”)	Affiliate of shareholder of the Group

Investee funds of Gopher Assets	Investees of Gopher Assets, a consolidated VIE of the Group

Investee funds of Gopher Capital GP Ltd.	Investees of Gopher Capital GP Ltd., a subsidiary of the Group

Shanghai Noah Charity Fund	A charity fund established by the Group

During the years ended December 31, 2019, 2020 and 2021, related party transactions were as follows:

	Year Ended December 31
	(Amount in Thousands)
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
One-time commissions
Investee funds of Gopher Assets	240,808	129,823	140,522	22,051
Recurring service fees
Investee funds of Gopher Assets	1,009,568	927,611	871,618	136,776
Wanjia Win-Win	688	—	463	73
Sequoia Capital Investment Management (Tianjin) Co., Ltd.	15,759	12,411	26,488	4,157
Investee funds of Gopher Capital GP Ltd.	313,612	302,431	323,691	50,794
Total recurring services fee	1,339,627	1,242,453	1,222,260	191,800
Performance-based income
Investee funds of Gopher Assets	34,248	140,050	166,580	26,140
Investee funds of Gopher Capital GP Ltd.	36,800	68,946	225,710	35,419
Zhejiang Vanke	18,600	—	—	—
Total performance-based income	89,648	208,996	392,290	61,559
Other service fees
Investee funds of Gopher Assets	3,899	3,425	5,945	933
Investee funds of Gopher Capital GP Ltd.	—	86	—	—
Total other service fees	3,899	3,511	5,945	933
Total	1,673,982	1,584,783	1,761,017	276,343

As of December 31, 2020, and 2021, amounts due from related parties associated with the above transactions were comprised of the following:

	As of December 31,
	(Amount in Thousands)
	2020	2021	2021
	RMB	RMB	US$
Investee funds of Gopher Assets	433,936	303,280	47,591
Investee funds of Gopher Capital GP Ltd.	46,039	97,378	15,281
Total	479,975	400,658	62,872

As of December 31, 2020, and 2021, amounts due from related parties associated with loan distributed were comprised of the following:

	As of December 31,
	(Amount in Thousands)
	2020	2021	2021
	RMB	RMB	US$
Investee funds of Gopher Assets	27,226	18,850	2,958
Investee funds of Gopher Capital GP Ltd.	12,977	31,881	5,003
Total	40,203	50,731	7,961

The terms of the loans are due on demand and most of the loans are interest free.

As of December 31, 2020, and 2021, deferred revenues related to the recurring management fee received in advance from related parties were comprised of the following:

	As of December 31,
	(Amount in Thousands)
	2020	2021	2021
	RMB	RMB	US$
Investee funds of Gopher Assets	35,820	16,373	2,569
Investee funds of Gopher Capital GP Ltd.	1,653	738	116
Total	37,473	17,111	2,685

During the years ended December 31, 2019, 2020 and 2021, donation made to Shanghai Noah Charity Fund were RMB1.2 million, RMB2.8 million and RMB3.5 million, respectively.

During the years ended December 31, 2019, 2020 and 2021, the Group paid nil, RMB6.0 and RMB9.2 million as service fees to Dingnuo for development of an online mutual fund work station for the Group’s relationship managers and one-stop service platform for private equity fund managers, respectively.